Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,905,226	$ 756,464	$ 140,001
Cost of revenue	990,818	40,485
Selling and marketing expenses	33.421	12,735	6,360
Impairment loss on property and equipment	$ 162,544